Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 13,954	$ 133,479
Other receivables	5,796
Inventories	28,605	2,422
Advance to suppliers	621,346	798,851
TOTAL ASSETS	766,794	1,025,656
Current Liabilities:
Accounts payable	1,138
Payroll payable	13,041	8,801
Taxes payable	4,533	18,545
Advance from customers	43,916	145,651
Other payables	44,426	98,536
Total Current Liabilities	726,331	1,005,628
Commitments and Contingencies
Stockholders’ Equity:
Common stock, no par value, 100,000,000 shares authorized; 45,518,000 shares issued and outstanding as of June 30, 2025 and December 31, 2024.
Additional paid-in capital	607,200	607,200
Accumulated deficits	(589,643)	(609,758)
Other comprehensive income	22,906	22,586
Total Stockholders’ Equity	40,463	20,028
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	766,794	1,025,656
Nonrelated Party [Member]
Current Assets:
Accounts receivable	97,026	76,272
Related Party [Member]
Current Assets:
Accounts receivable	67	14,632
Current Liabilities:
Due to related parties	$ 619,277	$ 734,095